UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

811-22870

Investment Company Act file number:

Stone Ridge Trust II

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

(Name and address of agent for service)

1-855-609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1. Schedule of Investments.

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Consolidated Schedule of Investments as of July 31, 2018 (Unaudited)

	PRINCIPAL AMOUNT		FAIR VALUE
EVENT LINKED BONDS - 10.1%
Global - 4.4%
Earthquake - 0.1%
Acorn Re 2018-1 Class A
(3 Month LIBOR USD + 2.750%), 11/10/2021 (a)(b)(c)(d) (Cost: $6,413,000; Original Acquisition Date: 07/03/2018)		$6,413,000	$6,417,810

Mortality/Longevity - 0.1%
IBRD CAR 111-Class A
(6 Month LIBOR USD + 6.900%), 07/15/2020 (a)(b)(c)(d)(e) (Cost: $5,034,000; Original Acquisition Date: 06/28/2017)		5,034,000	5,060,353
IBRD CAR 112-Class B
(6 Month LIBOR USD + 11.500%), 07/15/2020 (a)(b)(c)(d)(e) (Cost: $629,000; Original Acquisition Date: 06/28/2017)		629,000	605,428

			5,665,781

Multiperil - 3.4%
Atlas IX 2015-1
(3 Month LIBOR USD + 7.880%), 01/07/2019 (a)(b)(c)(d) (Cost: $10,088,833; Original Acquisition Date: 02/05/2015)		10,081,000	9,457,490
Atlas IX 2016-1
(3 Month LIBOR USD + 7.590%), 01/08/2020 (a)(b)(c)(d) (Cost: $15,312,652; Original Acquisition Date: 02/15/2017)		14,802,000	14,852,327
Galilei Re 2017-1 Class A-2
(6 Month LIBOR USD + 13.880%), 01/08/2021 (a)(b)(c)(d) (Cost: $5,250,000; Original Acquisition Date: 12/21/2016)		5,250,000	5,313,262
Galilei Re 2017-1 Class C-2
(6 Month LIBOR USD + 6.530%), 01/08/2021 (a)(b)(c)(d) (Cost: $16,000,000; Original Acquisition Date: 12/21/2016)		16,000,000	16,255,200
Galilei Re 2017-1 Class D-2
(6 Month LIBOR USD + 5.450%), 01/08/2021 (a)(b)(c)(d) (Cost: $8,000,000; Original Acquisition Date: 12/21/2016)		8,000,000	8,072,800
Galileo Re 2016-1 Class A
(T-BILL 3MO + 13.510%), 01/08/2019 (a)(b)(c)(d) (Cost: $4,382,000; Original Acquisition Date: 01/20/2016)		4,382,000	4,307,287
Galileo Re 2016-1 Class B
(T-BILL 3MO + 8.940%), 01/08/2019 (a)(b)(c)(d) (Cost: $4,382,000; Original Acquisition Date: 01/20/2016)		4,382,000	4,312,107
Galileo Re 2016-1 Class C
(T-BILL 3MO + 6.870%), 01/08/2019 (a)(b)(c)(d) (Cost: $4,383,000; Original Acquisition Date: 01/20/2016)		4,383,000	4,346,621
Galileo Re 2017-1 Class B
(3 Month LIBOR USD + 17.500%), 11/06/2020 (a)(b)(c)(d) (Cost: $1,676,000; Original Acquisition Date: 10/30/2017)		1,676,000	1,697,117
Kendall Re 2018-1 Class A
(3 Month LIBOR USD + 5.250%), 05/06/2021 (a)(b)(c)(d) (Cost: $1,604,000; Original Acquisition Date: 04/19/2018)		1,604,000	1,603,599
Kilimanjaro Re 2015-1 Class E
(T-BILL 3MO + 6.750%), 12/06/2019 (a)(b)(c)(d) (Cost: $2,984,226; Original Acquisition Date: 05/06/2016)		2,966,000	2,958,881
Kilimanjaro Re II 2017-1 Class A-1
(6 Month LIBOR USD + 9.490%), 04/20/2021 (a)(b)(c)(d) (Cost: $13,834,000; Original Acquisition Date: 04/06/2017)		13,834,000	13,807,024
Kilimanjaro Re II 2017-1 Class B-1
(6 Month LIBOR USD + 7.140%), 04/20/2021 (a)(b)(c)(d) (Cost: $28,332,308; Original Acquisition Date: 04/06/2017)		28,259,000	28,288,672
Kilimanjaro Re II 2017-1 Class C-1
(6 Month LIBOR USD + 5.720%), 04/20/2021 (a)(b)(c)(d) (Cost: $19,034,514; Original Acquisition Date: 04/06/2017)		18,973,000	19,242,417
Kilimanjaro Re II 2017-2 Class A-2
(6 Month LIBOR USD + 9.490%), 04/21/2022 (a)(b)(c)(d) (Cost: $5,929,000; Original Acquisition Date: 04/06/2017)		5,929,000	5,916,253
Kilimanjaro Re II 2017-2 Class B-2
(6 Month LIBOR USD + 7.140%), 04/21/2022 (a)(b)(c)(d) (Cost: $8,893,000; Original Acquisition Date: 04/06/2017)		8,893,000	8,950,804
Kilimanjaro Re II 2017-2 Class C-2
(6 Month LIBOR USD + 5.720%), 04/21/2022 (a)(b)(c)(d) (Cost: $6,640,000; Original Acquisition Date: 04/06/2017)		6,640,000	6,772,468
Loma Re 2013-1 Class C
(T-BILL 3MO + 0.500%), 10/09/2018 (a)(b)(c)(d) (Cost: $1,739,000; Original Acquisition Date: 12/20/2013)		1,739,000	895,585
Northshore 2018-1 Class A
(3 Month LIBOR USD + 7.700%), 07/08/2022 (a)(b)(c)(d) (Cost: $2,803,000; Original Acquisition Date: 07/02/2018)		2,803,000	2,801,318
Queen Street XII
(6 Month LIBOR USD + 5.250%), 04/08/2020 (a)(b)(c)(d) (Cost: $6,537,000; Original Acquisition Date: 05/13/2016)		6,537,000	6,598,121
Resilience Re Series 1711A
6.111%, 12/31/2019 (a)(b)(c)(e)(g)(h) (Cost: $16,808,957; Original Acquisition Date: 02/06/2017)		25,000,000	11,946,061
Resilience Re Series 1741A
3.556%, 05/01/2019 (a)(b)(c)(e)(g)(h) (Cost: $205,044; Original Acquisition Date: 04/10/2017)		75,000,000	948,049
Resilience Re Series 1811A
7.156%, 01/08/2019 (a)(b)(c)(e)(g)(h) (Cost: $4,496,776; Original Acquisition Date: 02/15/2018)		4,675,000	4,515,395
Resilience Re Series 1841A
10.059%, 04/08/2019 (a)(b)(c)(e)(g)(h) (Cost: $13,975,851; Original Acquisition Date: 04/04/2018)		15,000,000	13,907,336
Riverfront Re 2017-1 Class A
(T-BILL 3MO + 4.720%), 01/15/2021 (a)(b)(c)(d) (Cost: $9,196,662; Original Acquisition Date: 05/23/2017)		9,212,000	9,141,068

			206,907,262

Other - 0.7%
Horse Capital I DAC Class A
(3 Month EURIBOR + 4.000%), 06/15/2020 (a)(b)(c)(d) (Cost: $6,052,186; Original Acquisition Date: 12/14/2016)	EUR	5,750,000	6,757,686
Horse Capital I DAC Class B
(3 Month EURIBOR + 6.250%), 06/15/2020 (a)(b)(c)(d) (Cost: $4,736,493; Original Acquisition Date: 12/14/2016)		4,500,000	5,293,096
Horse Capital I DAC Class C
(3 Month EURIBOR + 12.000%), 06/15/2020 (a)(b)(c)(d) (Cost: $16,292,416; Original Acquisition Date: 12/14/2016)		14,750,000	17,407,373
Operational Re
5.500%, 04/08/2021 (a)(c)(d)(e) (Cost: $10,043,897; Original Acquisition Date: 05/19/2016)	CHF	9,953,000	10,226,205

			39,684,360

Windstorm - 0.1%
IBRD CAR 114-Class B
(6 Month LIBOR USD + 9.300%), 12/20/2019 (a)(b)(c)(d) (Cost: $2,116,000; Original Acquisition Date: 07/24/2017)		$2,116,000	2,074,738
IBRD CAR 115-Class C
(6 Month LIBOR USD + 5.900%), 12/20/2019 (a)(b)(c)(d) (Cost: $1,481,000; Original Acquisition Date: 07/24/2017)		1,481,000	1,465,079

			3,539,817

			262,215,030

Japan - 0.3%
Earthquake - 0.2%
Kizuna Re II 2018-1 Class B
(T-BILL 3MO + 2.500%), 04/11/2023 (a)(b)(c)(d) (Cost: $388,000; Original Acquisition Date: 03/16/2018)		388,000	391,240
Nakama Re 2014-2 Class 1
(T-BILL 3MO + 2.125%), 01/16/2019 (a)(b)(c)(d)(i) (Cost: $1,000,350; Original Acquisition Date: 01/15/2015)		1,000,000	999,500
Nakama Re 2014-2 Class 2
(T-BILL 3MO + 2.875%), 01/16/2020 (a)(b)(c)(d)(i) (Cost: $826,928; Original Acquisition Date: 9/19/2017)		819,000	830,466
Nakama Re 2016-1 Class 2
(6 Month LIBOR USD + 3.250%), 10/13/2021 (a)(b)(c)(d)(i) (Cost: $10,170,000; Original Acquisition Date: 09/21/2016)		10,170,000	10,366,281

			12,587,487

Windstorm - 0.1%
Aozora Re 2016-1 A
(6 Month LIBOR USD + 2.240%), 04/07/2020 (a)(b)(c)(d)(i) (Cost: $2,101,000; Original Acquisition Date: 03/23/2016)		2,101,000	2,119,278

			14,706,765

	PRINCIPAL AMOUNT	FAIR VALUE
United States - 5.4%
Earthquake - 0.9%
Golden State Re II 2014-1 Class A
(T-BILL 3MO + 2.200%), 01/08/2019 (a)(b)(c)(d)(i) (Cost: $5,400,000; Original Acquisition Date: 09/10/2014)	$5,400,000	$5,401,080
Kilimanjaro Re 2014-2 Class C
(T-BILL 3MO + 3.750%), 11/25/2019 (a)(b)(c)(d)(i) (Cost: $2,137,839; Original Acquisition Date: 07/20/2017)	2,114,000	2,129,432
Merna Re 2016-1 Class A
(T-BILL 3MO + 2.250%), 04/08/2019 (a)(b)(c)(d)(i) (Cost: $2,119,000; Original Acquisition Date: 03/24/2016)	2,119,000	2,125,357
Merna Re 2018-1 Class A
(T-BILL 3MO + 2.000%), 04/08/2021 (a)(b)(c)(d)(i) (Cost: $4,007,000; Original Acquisition Date: 03/26/2018)	4,007,000	4,022,628
Ursa Re 2015-1 Class B
(T-BILL 3MO + 5.000%), 09/21/2018 (a)(b)(c)(d)(i) (Cost: $15,000,000; Original Acquisition Date: 09/10/2015)	15,000,000	15,000,750
Ursa Re 2016-1 Class A
(T-BILL 3MO + 4.000%), 12/10/2019 (a)(b)(c)(d)(i) (Cost: $12,183,149; Original Acquisition Date: 11/21/2016)	12,152,000	12,124,901
Ursa Re 2017-1 Class B
(T-BILL 3MO + 3.500%), 05/27/2020 (a)(b)(c)(d)(i) (Cost: $8,735,572; Original Acquisition Date: 05/10/2017)	8,723,000	8,712,794
Ursa Re 2017-1 Class E
(T-BILL 3MO + 6.000%), 05/27/2020 (a)(b)(c)(d)(i) (Cost: $4,163,000; Original Acquisition Date: 05/10/2017)	4,163,000	4,212,540

		53,729,482

Multiperil - 3.6%
Armor II 2018-1 Class A
(T-BILL 3MO + 3.500%), 06/08/2020 (a)(b)(c)(d) (Cost: $2,136,000; Original Acquisition Date: 04/10/2018)	2,136,000	2,134,718
Blue Halo Re 2016-2 Class C
(T-BILL 3MO + 8.250%), 07/26/2019 (a)(b)(c)(d) (Cost: $19,390,392; Original Acquisition Date: 03/30/2017)	19,064,000	19,144,069
Bowline 2018-1 Class A
(T-BILL 3MO + 4.500%), 05/23/2022 (a)(b)(c)(d) (Cost: $6,294,000; Original Acquisition Date: 05/10/2018)	6,294,000	6,295,888
Buffalo Re 2017-1 Class A
(6 Month LIBOR USD + 3.250%), 04/07/2020 (a)(b)(c)(d) (Cost: $2,638,030; Original Acquisition Date: 03/07/2017)	2,636,000	2,626,247
Buffalo Re 2017-1 Class B
(6 Month LIBOR USD + 6.750%), 04/07/2020 (a)(b)(c)(d) (Cost: $3,000,000; Original Acquisition Date: 03/07/2017)	3,000,000	2,987,100
Caelus 2018-1 Class A
(T-BILL 3MO + 3.500%), 06/07/2021 (a)(b)(c)(d) (Cost: $2,681,000; Original Acquisition Date: 05/04/2018)	2,681,000	2,685,424
Caelus 2018-1 Class B
(T-BILL 3MO + 4.500%), 06/07/2021 (a)(b)(c)(d) (Cost: $1,743,791; Original Acquisition Date: 05/04/2018)	1,745,000	1,749,450
Caelus 2018-1 Class C
(T-BILL 3MO + 7.500%), 06/07/2021 (a)(b)(c)(d) (Cost: $3,218,000; Original Acquisition Date: 05/04/2018)	3,218,000	3,234,251
Caelus 2018-1 Class D
(T-BILL 3MO + 10.500%), 06/07/2021 (a)(b)(c)(d) (Cost: $536,000; Original Acquisition Date: 05/04/2018)	536,000	540,502
Caelus Re IV 2016-1 Class A
(T-BILL 3MO + 5.530%), 03/06/2020 (a)(b)(c)(d) (Cost: $20,616,441; Original Acquisition Date: 02/23/2016)	20,605,000	20,955,285
Caelus Re V 2017-1 Class B
(T-BILL 3MO + 0.500%), 06/05/2020 (a)(b)(c)(d) (Cost: $4,953,000; Original Acquisition Date: 04/27/2017)	4,953,000	2,947,778
Caelus Re V 2017-1 Class C
(T-BILL 3MO + 0.500%), 06/05/2020 (a)(b)(c)(d) (Cost: $3,170,000; Original Acquisition Date: 04/27/2017)	3,170,000	24,409
Caelus Re V 2017-1 Class D
(T-BILL 3MO + 0.500%), 06/05/2020 (a)(b)(c)(d) (Cost: $3,170,000; Original Acquisition Date: 04/27/2017)	3,170,000	22,983
East Lane Re VI 2015-1 Class A
(T-BILL 3MO + 3.390%), 03/13/2020 (a)(b)(c)(d)(i) (Cost: $13,213,000; Original Acquisition Date: 03/02/2015)	13,213,000	13,292,939
Espada Re 2016-1 Class 20
(T-BILL 3MO + 5.700%), 06/06/2020 (a)(b)(c)(d) (Cost: $3,215,000; Original Acquisition Date: 02/12/2016)	3,215,000	3,022,743
Fortius Re 2017-1
(6 Month LIBOR USD + 3.620%), 07/07/2021 (a)(b)(c)(d) (Cost: $740,000; Original Acquisition Date: 07/14/2017)	740,000	741,480
Kilimanjaro Re 2018-1 Class A-1
(3 Month LIBOR USD + 12.500%), 05/06/2022 (a)(b)(c)(d) (Cost: $1,203,000; Original Acquisition Date: 04/18/2018)	1,203,000	1,196,985
Kilimanjaro Re 2018-1 Class B-1
(3 Month LIBOR USD + 4.650%), 05/06/2022 (a)(b)(c)(d) (Cost: $4,495,000; Original Acquisition Date: 04/18/2018)	4,945,000	4,930,165
Kilimanjaro Re 2018-2 Class A-2
(3 Month LIBOR USD + 12.500%), 05/05/2023 (a)(b)(c)(d) (Cost: $1,203,000; Original Acquisition Date: 04/18/2018)	1,203,000	1,196,925
Kilimanjaro Re 2018-2 Class B-2
(3 Month LIBOR USD + 4.650%), 05/05/2023 (a)(b)(c)(d) (Cost: $4,945,000; Original Acquisition Date: 04/18/2018)	4,945,000	4,929,670
Northshore Re II 2017-1 Class A
(T-BILL 3MO + 7.210%), 07/06/2020 (a)(b)(c)(d) (Cost: $10,901,000; Original Acquisition Date: 06/26/2017)	10,901,000	11,041,078
PennUnion Re 2015-1
(T-BILL 3MO + 4.500%), 12/07/2018 (a)(b)(c)(d)(i) (Cost: $8,774,596; Original Acquisition Date: 10/05/2015)	8,771,000	8,765,737
Residential Re 2013-II Class 1
(T-BILL 3MO + 0.500%), 09/06/2018 (a)(b)(c)(d) (Cost: $1,988,500; Original Acquisition Date: 03/30/2017)	1,988,500	795,400
Residential Re 2014-I Class 10
(T-BILL 3MO + 0.500%), 09/06/2018 (a)(b)(c)(d) (Cost: $10,338,000; Original Acquisition Date: 05/22/2014)	10,338,000	103,381
Residential Re 2015-I Class 10
(T-BILL 3MO + 10.970%), 06/06/2019 (a)(b)(c)(d) (Cost: $8,197,000; Original Acquisition Date: 05/21/2015)	8,197,000	2,702,141
Residential Re 2015-I Class 11
(T-BILL 3MO + 5.960%), 06/06/2019 (a)(b)(c)(d) (Cost: $8,915,000; Original Acquisition Date: 05/21/2015)	8,915,000	8,639,526
Residential Re 2016-I Class 10
(T-BILL 3MO + 11.520%), 06/06/2020 (a)(b)(c)(d) (Cost: $4,609,000; Original Acquisition Date: 04/28/2016)	4,609,000	1,279,458
Residential Re 2016-I Class 11
(T-BILL 3MO + 4.750%), 06/06/2020 (a)(b)(c)(d) (Cost: $5,926,000; Original Acquisition Date: 04/28/2016)	5,926,000	5,760,665
Residential Re 2016-II Class 3
(T-BILL 3MO + 5.200%), 12/06/2020 (a)(b)(c)(d) (Cost: $1,500,000; Original Acquisition Date: 11/03/2016)	1,500,000	1,491,750
Residential Re 2016-II Class 4
(T-BILL 3MO + 3.820%), 12/06/2020 (a)(b)(c)(d) (Cost: $1,250,000; Original Acquisition Date: 11/03/2016)	1,250,000	1,256,250
Residential Re 2017-I Class 11
(T-BILL 3MO + 4.770%), 06/06/2021 (a)(b)(c)(d) (Cost: $6,731,000; Original Acquisition Date: 04/19/2017)	6,731,000	6,452,673
Residential Re 2018-I Class 13
(T-BILL 3MO + 3.250%), 06/06/2022 (a)(b)(c)(d) (Cost: $7,103,000; Original Acquisition Date: 04/30/2018)	7,103,000	7,101,224
Sanders Re 2014-1 Class D
(T-BILL 3MO + 3.800%), 05/28/2019 (a)(b)(c)(d)(i) (Cost: $21,295,000; Original Acquisition Date: 05/07/2014)	21,295,000	21,351,432
Sanders Re 2017-2 Class A
(6 Month LIBOR USD + 3.110%), 06/05/2020 (a)(b)(c)(d) (Cost: $12,608,000; Original Acquisition Date: 05/24/2017)	12,608,000	12,659,062
Sanders Re 2018-1 Class A
(T-BILL 3MO + 5.500%), 04/07/2022 (a)(b)(c)(d) (Cost: $6,629,000; Original Acquisition Date: 03/23/2018)	6,629,000	6,749,648
Skyline Re 2017-1 Class 2
(T-BILL 3MO + 12.000%), 01/06/2020 (a)(b)(c)(d)(e) (Cost: $8,000,000; Original Acquisition Date: 02/02/2017)	8,000,000	8,000,000
Spectrum Capital Ltd. 2017-1 A
(6 Month LIBOR USD + 5.750%), 06/08/2021 (a)(b)(c)(d) (Cost: $2,343,000; Original Acquisition Date: 06/13/2017)	2,343,000	2,353,075
Spectrum Capital Ltd. 2017-1 B
(6 Month LIBOR USD + 3.500%), 06/08/2021 (a)(b)(c)(d) (Cost: $12,097,000; Original Acquisition Date: 06/13/2017)	12,097,000	12,222,809
Torrey Pines Re 2017-1 Class B
(6 Month LIBOR USD + 3.800%), 06/09/2020 (a)(b)(c)(d) (Cost: $4,791,192; Original Acquisition Date: 04/27/2017)	4,782,000	4,803,997
Torrey Pines Re 2017-1 Class C
(6 Month LIBOR USD + 6.250%), 06/09/2020 (a)(b)(c)(d) (Cost: $1,783,000; Original Acquisition Date: 04/27/2017)	1,783,000	1,791,915

		219,980,232

	PRINCIPAL AMOUNT	FAIR VALUE
Windstorm - 0.9%
Alamo 2018-1 Class A
(T-BILL 1MO + 3.250%), 06/07/2021 (a)(b)(c)(d) (Cost: $2,002,998; Original Acquisition Date: 05/23/2018)	$2,004,000	$1,998,790
Alamo Re 2015-1 Class B
(T-BILL 3MO + 4.390%), 06/07/2019 (a)(b)(c)(d)(i) (Cost: $1,059,450; Original Acquisition Date: 05/06/2015)	1,059,000	1,066,784
Alamo Re 2017-1 Class A
(T-BILL 3MO + 4.850%), 06/08/2020 (a)(b)(c)(d)(i) (Cost: $12,807,000; Original Acquisition Date: 05/23/2017)	12,807,000	12,937,631
Bonanza Re 2016-1 Class A
(6 Month LIBOR USD + 3.980%), 12/31/2019 (a)(b)(c)(d)(i) (Cost: $1,522,000; Original Acquisition Date: 11/28/2016)	1,522,000	1,518,271
Bonanza Re 2016-1 Class B
(6 Month LIBOR USD + 5.230%), 12/31/2019 (a)(b)(c)(d) (Cost: $2,054,000; Original Acquisition Date: 11/28/2016)	2,054,000	2,017,644
Citrus Re 2015-1 Class B
(T-BILL 3MO + 0.500%), 04/09/2020 (a)(b)(c)(d) (Cost: $575,000; Original Acquisition Date: 04/01/2015)	575,000	414,000
Citrus Re 2015-1 Class C
(T-BILL 3MO + 0.500%), 04/09/2020 (a)(b)(c)(d)(e) (Cost: $5,319,000; Original Acquisition Date: 04/01/2015)	5,319,000	13,298
Citrus Re 2016-1 Class D-50
(T-BILL 3MO + 7.850%), 02/25/2019 (a)(b)(c)(d)(i) (Cost: $10,257,000; Original Acquisition Date: 02/19/2016)	10,257,000	9,233,351
Citrus Re 2016-1 Class E-50
(T-BILL 3MO + 10.000%), 02/25/2019 (a)(b)(c)(d) (Cost: $8,548,000; Original Acquisition Date: 02/19/2016)	8,548,000	29,064
Citrus Re 2017-1 Class A
(6 Month LIBOR USD + 6.000%), 03/18/2020 (a)(b)(c)(d) (Cost: $4,500,000; Original Acquisition Date: 03/06/2017)	4,500,000	3,391,200
Everglades II 2018-1 A
(T-BILL 3MO + 4.750%), 05/04/2021 (a)(b)(c)(d) (Cost: $8,030,000; Original Acquisition Date: 05/09/2018)	8,030,000	8,003,501
Everglades Re II 2017-1 Class A
(T-BILL 3MO + 5.000%), 05/08/2020 (a)(b)(c)(d) (Cost: $9,086,098; Original Acquisition Date: 04/27/2017)	9,084,000	9,111,706
Manatee Re 2016-1 Class A
(T-BILL 3MO + 5.750%), 03/13/2019 (a)(b)(c)(d) (Cost: $1,444,000; Original Acquisition Date: 03/02/2016)	1,444,000	1,440,101
Manatee Re 2016-1 Class C
(T-BILL 3MO + 0.500%), 03/13/2019 (a)(b)(c)(d)(e) (Cost: $2,165,000; Original Acquisition Date: 03/02/2016)	2,165,000	—
Manatee Re II 2018-1 Class A
(T-BILL 3MO + 4.250%), 06/07/2021 (a)(b)(c)(d) (Cost: $2,504,000; Original Acquisition Date: 03/22/2018)	2,504,000	2,502,998
Manatee Re II 2018-1 Class B
(T-BILL 3MO + 7.750%), 06/07/2021 (a)(b)(c)(d) (Cost: $1,450,000; Original Acquisition Date: 03/22/2018)	1,450,000	1,447,680

		55,126,019

		328,835,733

TOTAL EVENT LINKED BONDS (Cost $655,631,141)		605,757,528

PARTICIPATION NOTES - 8.0%
Global - 8.0%
Multiperil - 8.0%
Eden Re II 2017-1 Class A
03/22/2021 (a)(c)(d)(e)(f)(g) (Cost: $2,629,570; Original Acquisition Date: 02/14/2017)	2,518,274	1,435,175
Eden Re II 2017-1 Class B
03/22/2021 (a)(c)(d)(e)(f)(g) (Cost: $15,588,653; Original Acquisition Date: 12/27/2016)	14,497,001	8,387,527
Eden Re II 2018-1 Class A
03/22/2022 (a)(c)(d)(e)(f)(g) (Cost: $6,200,000; Original Acquisition Date: 12/15/2017)	6,200,000	6,574,333
Eden Re II 2018-1 Class B
03/22/2022 (a)(c)(d)(e)(f)(g) (Cost: $78,750,000; Original Acquisition Date: 12/27/2017)	78,750,000	83,618,564
Limestone Re 2016-1
08/31/2021 (a)(c)(e)(g) (Cost: $16,361,069; Original Acquisition Date: 08/29/2017)	17,000,000	17,060,178
Limestone Re 2018-1 A
03/01/2022 (a)(c)(d)(e)(f) (Cost: $10,583,000; Original Acquisition Date: 06/20/2018)	10,583,000	10,623,215
Sector Re V Series 7 Class A
03/01/2022 (a)(c)(e)(f) (Cost: $4,360,692; Original Acquisition Date: 04/24/2017)	4,360,692	4,208,940
Sector Re V Series 7 Class B
03/01/2022 (a)(c)(e)(f) (Cost: $1,039,660; Original Acquisition Date: 04/27/2017)	1,039,660	1,003,480
Sector Re V Series 7 Class C
12/01/2022 (a)(c)(e)(f) (Cost: $20,000,000; Original Acquisition Date: 12/04/2017)	20,000,000	21,340,000
Sector Re V Series 7 Class F
03/01/2022 (a)(c)(e)(f) (Cost: $17,467,682; Original Acquisition Date: 04/24/2017)	17,467,682	12,905,123
Sector Re V Series 7 Class G
03/01/2022 (a)(c)(e)(f) (Cost: $50,027,356; Original Acquisition Date: 04/27/2017)	50,096,819	37,011,530
Sector Re V Series 8 Class A
03/01/2023 (a)(c)(e)(f) (Cost: $10,108,188; Original Acquisition Date: 04/24/2018)	10,108,188	10,314,395
Sector Re V Series 8 Class B
03/01/2023 (a)(c)(e)(f) (Cost: $8,100,161; Original Acquisition Date: 04/24/2018)	8,100,161	8,265,404
Sector Re V Series 8 Class F
03/01/2023 (a)(c)(e)(f) (Cost: $73,841,519; Original Acquisition Date: 04/24/2018)	73,841,519	74,897,453
Sector Re V Series 8 Class G
03/01/2023 (a)(c)(e)(f) (Cost: $67,313,610; Original Acquisition Date: 04/24/2018)	67,313,610	68,276,195
Silverton Re 2016-1
09/17/2018 (a)(c)(e)(g)(j) (Cost: $0; Original Acquisition Date: 12/18/2015)	—	181,569
Silverton Re 2017-1
09/16/2019 (a)(c)(e)(f)(g) (Cost: $15,150,000; Original Acquisition Date: 12/15/2016)	15,000,000	7,856,965
Versutus 2017 A-5
12/31/2019 (a)(c)(e)(f)(g) (Cost: $2,583,668; Original Acquisition Date: 12/28/2016)	2,583,668	1,573,744
Versutus 2018 A-5
12/31/2020 (a)(c)(e)(f)(g) (Cost: $34,500,000; Original Acquisition Date: 12/15/2017)	34,500,000	36,315,422
Williamsburg (Horseshoe Re)
12/31/2018 (a)(c)(e)(g) (Cost: $74,892,000; Original Acquisition Date: 12/15/2016)	74,834,000	75,098,905

TOTAL PARTICIPATION NOTES (Cost $509,496,828)		486,948,117

	SHARES	FAIR VALUE
PREFERENCE SHARES - 73.0%
Global - 70.0%
Marine/Energy (k) - 0.0%
Kauai (Artex Segregated Account Company) (a)(c)(e)(f)(g) (Cost: $33,544,369; Original Acquisition Date: 01/07/2016)	51,394	2,486,481

Multiperil - 70.0%
Altair Re V (a)(c)(e)(f)(g) (Cost: $19,028,677; Original Acquisition Date: 04/24/2017)	19,318	6,061,681
Altiplano (Mt. Logan Re) (a)(c)(e)(f) (Cost: $33,500,000; Original Acquisition Date: 06/01/2018)	33,500	30,433,675
Arenal (Artex Segregated Account Company) (a)(c)(e)(f)(g) (Cost: $139,446,574; Original Acquisition Date: 05/07/2015)	165,450	135,987,361
Axis Ventures Re Cell 0002 (a)(c)(e)(f)(g) (Cost: $40,160,775; Original Acquisition Date: 06/10/2016)	1,129,751	49,958,775
Axis Ventures Re Cell 0004 (a)(c)(e)(f)(g) (Cost: $163,900; Original Acquisition Date: 07/02/2015)	1,639	175,769
Axis Ventures Re Cell 0005 (a)(c)(e)(f)(g) (Cost: $1,352,400; Original Acquisition Date: 01/20/2016)	13,524	1,274,220
Axis Ventures Re Cell 0006 (a)(c)(e)(f)(g) (Cost: $369,587,316; Original Acquisition Date: 06/28/2016)	3,546,515	393,964,594

	SHARES	FAIR VALUE
Multiperil - 70.0% (continued)
Axis Ventures Re Cell 0007 (a)(c)(e)(f)(g) (Cost: $243,625,600; Original Acquisition Date: 01/25/2017)	2,436,256	$221,542,148
Baldwin (Horseshoe Re) (a)(c)(e)(f)(g) (Cost: $75,071,800; Original Acquisition Date: 01/04/2018)	750,718	82,680,777
Biscayne (Artex Segregated Account Company) (a)(c)(e)(f)(g) (Cost: $47,714,888; Original Acquisition Date: 04/30/2014)	46,979	52,520,960
Bowery (Artex Segregated Account Company) (a)(c)(e)(f)(g) (Cost: $200,075,000; Original Acquisition Date: 09/29/2017)	200,075	210,116,377
Cardinal Re 2015-1 (a)(c)(e)(g) (Cost: $82,493,681; Original Acquisition Date: 07/29/2015)	149	85,110,712
Carlsbad (Artex Segregated Account Company) (a)(c)(e)(f) (Cost: $100; Original Acquisition Date: 04/01/2014)	100	100
Carlsbad 2 (Artex Segregated Account Company) (a)(c)(e)(f)(g) (Cost: $41,130,571; Original Acquisition Date: 04/28/2014)	190,319	56,703,733
Cumberland (Artex Segregated Account Company) (a)(c)(e)(f)(g) (Cost: $29,918,817; Original Acquisition Date: 04/10/2015)	28,898	19,428,268
Cypress (Horseshoe Re) (a)(c)(e)(f)(g) (Cost: $125,090,500; Original Acquisition Date: 05/31/2017)	125,090,500	122,412,563
Edmund 2 (Mt. Logan Re) (a)(c)(e)(f) (Cost: $128,545,746; Original Acquisition Date: 10/31/2017)	128,546	128,643,608
Emerald Lake (Artex Segregated Account Company) (a)(c)(e)(g) (Cost: $279,450,783; Original Acquisition Date: 12/16/2015)	406,245	255,479,968
Florblanca (Artex Segregated Account Company) (a)(c)(e)(f)(g) (Cost: $70,771,000; Original Acquisition Date: 12/29/2016)	77,550	61,126,543
Freeport (Horseshoe Re) SR0017 (a)(c)(e)(f)(g) (Cost: $75,071,800; Original Acquisition Date: 04/04/2018)	750,718	79,688,431
Greenpoint (Artex Segregated Account Company) (a)(c)(e)(f)(g) (Cost: $55,742,000; Original Acquisition Date: 06/28/2017)	56,098	52,021,484
Harambee Re 2017 (a)(c)(e)(f)(g) (Cost: $466,812; Original Acquisition Date: 12/20/2016)	1,007,939	336,846
Harambee Re 2018 (a)(c)(e)(f)(g) (Cost: $50,000,000; Original Acquisition Date: 12/15/2017)	50,000,000	53,128,350
Hatteras (Artex Segregated Account Company) (a)(c)(e)(f)(g) (Cost: $72,075,234; Original Acquisition Date: 12/30/2014)	68,751	72,274,281
Hudson Alexander (Mt. Logan Re) (a)(c)(e)(f) (Cost: $40,000,000; Original Acquisition Date: 01/02/2014)	40,000	41,332,504
Hudson Charles (Mt. Logan Re) (a)(c)(e)(f) (Cost: $33,802,339; Original Acquisition Date: 01/02/2014)	33,802	31,327,244
Hudson Charles 2 (Mt. Logan Re) (a)(c)(e)(f) (Cost: $33,965,500; Original Acquisition Date: 04/02/2014)	33,966	29,889,976
Hudson Charles 3 (Mt. Logan Re) (a)(c)(e)(f) (Cost: $14,650,000; Original Acquisition Date: 06/19/2014)	14,650	12,596,362
Hudson Charles 4 (Mt. Logan Re) (a)(c)(e)(f) (Cost: $19,500,000; Original Acquisition Date: 02/07/2018)	19,500	19,609,990
Hudson Paul (Mt. Logan Re) (a)(c)(e)(f) (Cost: $30,000,000; Original Acquisition Date: 01/02/2014)	30,000	28,902,453
Hudson Paul 3 (Mt. Logan Re) (a)(c)(e)(f) (Cost: $37,500,000; Original Acquisition Date: 04/02/2014)	37,500	34,774,129
Hudson Paul 4 (Mt. Logan Re) (a)(c)(e)(f) (Cost: $2,800,000; Original Acquisition Date: 02/07/2018)	2,800	2,780,373
Huntington (Mt. Logan Re) (a)(c)(e)(f) (Cost: $22,610,000; Original Acquisition Date: 08/23/2016)	22,610	24,946,703
Huntington 2 (Mt. Logan Re) (a)(c)(e) (Cost: $5,000,000; Original Acquisition Date: 04/03/2017)	5,000	5,400,749
Iseo (Artex Segregated Account Company) (a)(c)(e)(f)(g) (Cost: $95,221,438; Original Acquisition Date: 09/08/2017)	183,543	111,937,712
Jefferson (Artex Segregated Account Company) (a)(c)(e)(f)(g) (Cost: $11,207,000; Original Acquisition Date: 12/28/2017)	11,207	12,283,564
Latigo (Artex Segregated Account Company) (a)(c)(e)(g) (Cost: $108,301,894; Original Acquisition Date: 01/06/2014)	473	116,005,863
LRe 2017 (Lorenz Re Ltd.) (a)(c)(e)(f)(g) (Cost: $16,481,989; Original Acquisition Date: 03/23/2017)	590,000	11,985,952
LRe 2018 (Lorenz Re Ltd.) (a)(c)(e)(f)(g) (Cost: $48,800,000; Original Acquisition Date: 06/22/2018)	488,000	49,292,359
Mackinac (Artex Segregated Account Company) (a)(c)(e)(f)(g) (Cost: $51,148,294; Original Acquisition Date: 02/05/2015)	55,584	58,843,480
Madison (Artex Segregated Account Company) (a)(c)(e)(f)(g) (Cost: $72,670,038; Original Acquisition Date: 12/12/2016)	75,262	75,947,528
Malibu (Horseshoe Re) (a)(c)(e)(f)(g) (Cost: $14,718,603; Original Acquisition Date: 11/08/2016)	14,718,603	13,296,462
Mapleton (Horseshoe Re) (a)(c)(e)(f)(g) (Cost: $89,036,500; Original Acquisition Date: 12/29/2017)	890,365	92,587,938
Mohonk (Artex Segregated Account Company) (a)(c)(e)(g) (Cost: $76,592,050; Original Acquisition Date: 12/24/2013)	102	80,598,271
Mojave (Mt. Logan Re) (a)(c)(e)(f) (Cost: $42,293,322; Original Acquisition Date: 12/30/2014)	42,293	35,407,423
Mojave 2 (Mt. Logan Re) (a)(c)(e)(f) (Cost: $28,195,548; Original Acquisition Date: 12/24/2015)	28,196	23,604,949
Mulholland (Artex Segregated Account Company) (a)(c)(e)(f)(g) (Cost: $13,241,287; Original Acquisition Date: 12/26/2013)	114	215,143
Pelham (Horseshoe Re) (a)(c)(e)(f)(g) (Cost: $50,066,800; Original Acquisition Date: 01/02/2018)	500,668	52,789,403
Peregrine DRF (a)(c)(e)(f)(g) (Cost: $67,663,534; Original Acquisition Date: 12/27/2016)	7,124,652	60,441,106
Peregrine LCA (a)(c)(e)(f)(g) (Cost: $167,598,389; Original Acquisition Date: 12/27/2016)	16,935,336	168,913,377
Pranamar (Artex Segregated Account Company) (a)(c)(e)(g) (Cost: $57,498,097; Original Acquisition Date: 07/07/2016)	63,821	51,855,086
Rainier (Mt. Logan Re) (a)(c)(e)(f) (Cost: $15,000,000; Original Acquisition Date: 01/07/2016)	15,000	17,312,620
Rainier 2 (Mt. Logan Re) (a)(c)(e)(f) (Cost: $1,000,000; Original Acquisition Date: 02/07/2018)	1,000	1,258,618
Revelstoke (Artex Segregated Account Company) (a)(c)(e)(f)(g) (Cost: $7,706,459; Original Acquisition Date: 01/28/2015)	15,350	11,632,417
Rondout (Artex Segregated Account Company) (a)(c)(e)(g) (Cost: $153,845,917; Original Acquisition Date: 06/19/2014)	134,653	163,190,082
Skytop (Artex Segregated Account Company) (a)(c)(e)(f)(g) (Cost: $24,318,913; Original Acquisition Date: 01/09/2014)	210	34,122,020
SR0001 (Horseshoe Re) (a)(c)(e)(f)(g) (Cost: $10,164,773; Original Acquisition Date: 07/10/2015)	1,757	5,586,872
SR0002 (Horseshoe Re) (a)(c)(e)(f)(g) (Cost: $29,675,476; Original Acquisition Date: 12/30/2015)	31,867,756	33,945,342
St. Kevins (Artex Segregated Account Company) (a)(c)(e)(g) (Cost: $41,735,352; Original Acquisition Date: 12/29/2016)	42,944	38,300,572
Sugarloaf (Artex Segregated Account Company) (a)(c)(e)(f)(g) (Cost: $9,203,000; Original Acquisition Date: 01/12/2016)	19,288	7,360,498
Sussex (a)(c)(e)(f)(g) (Cost: $50,000,000; Original Acquisition Date: 12/22/2017)	50,000	51,768,206
Sutton (Artex Segregated Account Company) (a)(c)(e)(f)(g) (Cost: $34,587,676; Original Acquisition Date: 03/24/2017)	42,693	1,303,859
Tallgrass (Mt. Logan Re) (a)(c)(e)(f) (Cost: $37,500,000; Original Acquisition Date: 12/30/2014)	37,500	38,947,988
Tallgrass 2 (Mt. Logan Re) (a)(c)(e)(f) (Cost: $1,300,000; Original Acquisition Date: 02/07/2018)	1,300	1,380,040
Thopas 2018 (a)(c)(e)(f)(g) (Cost: $37,500,000; Original Acquisition Date: 12/08/2017)	375,000	40,300,448
Turing Re 2017-1 (a)(c)(e)(f)(g) (Cost: $40,000,000; Original Acquisition Date: 05/23/2017)	400,000	30,916,135
Twin Lakes (Artex Segregated Account Company) (a)(c)(e)(f)(g) (Cost: $47,369,542; Original Acquisition Date: 01/04/2016)	86,107	56,265,052
Viribus 2018 (a)(c)(e)(f)(g) (Cost: $10,000,000; Original Acquisition Date: 12/22/2017)	10,000,000	11,211,890
Windsor (Horseshoe Re) (a)(c)(e)(f)(g) (Cost: $123,020,400; Original Acquisition Date: 12/29/2017)	1,230,204	127,661,635
Yellowstone (Artex Segregated Account Company) (a)(c)(e)(g) (Cost: $0; Original Acquisition Date: 01/08/2014)	100	132,578
Yoho (Artex Segregated Account Company) (a)(c)(e)(f)(g) (Cost: $184,635,519; Original Acquisition Date: 05/17/2016)	260,742	156,905,181

		4,248,139,376

		4,250,625,857

United States - 3.0%
Agriculture - 0.4%
Hanalei (Artex Segregated Account Company) (a)(c)(e)(f)(g) (Cost: $21,790,000; Original Acquisition Date: 06/22/2015)	45,313	24,298,473

Multiperil - 0.7%
Peregrine PIF (a)(c)(e)(f)(g) (Cost: $47,563,563; Original Acquisition Date: 12/27/2016)	5,485,036	29,358,941
SR0005 (Horseshoe Re) (a)(c)(e)(g) (Cost: $7,158,137; Original Acquisition Date: 04/15/2016)	6,966,774	607,719
Yosemite (Horseshoe Re) (a)(c)(e)(f)(g) (Cost: $15,542,300; Original Acquisition Date: 07/11/2017)	155,423	15,666,991

		45,633,651

Windstorm - 1.9%
Fescue (Mt. Logan Re) (a)(c)(e)(f) (Cost: $50,000,000; Original Acquisition Date: 06/11/2015)	50,000	27,386,085
Fescue 2 (Mt. Logan Re) (a)(c)(e)(f) (Cost: $50,000,000; Original Acquisition Date: 03/30/2016)	50,000	27,779,365
Hermosa (Mt. Logan Re) (a)(c)(e)(f) (Cost: $50,000,000; Original Acquisition Date: 04/29/2016)	50,000	30,293,105
Hermosa 2 (a)(c)(e)(f) (Cost: $28,598,631; Original Acquisition Date: 06/25/2018)	29,415	26,765,217
SR0006 (Horseshoe Re) (a)(c)(e)(f)(g) (Cost: $2,520,650; Original Acquisition Date: 08/09/2016)	39,381,541	203,800

		112,427,572

		182,359,696

TOTAL PREFERENCE SHARES (Cost $4,596,327,273)		4,432,985,553

PRIVATE PLACEMENTS - 5.0%
Global - 5.0%
Multiperil - 5.0%
Aeolus Property Catastrophe J16 Keystone Fund (a)(c)(d)(e)(g) (Cost: $796,657; Original Acquisition Date: 01/21/2016)	797	1,006,868
Aeolus Property Catastrophe J17 Keystone Fund (a)(c)(d)(e)(f)(g) (Cost: $85,388,018; Original Acquisition Date: 12/14/2016)	97,605	74,285,362
Aeolus Property Catastrophe J18 Keystone Fund (a)(c)(d)(e)(f)(g) (Cost: $144,000,000; Original Acquisition Date: 11/17/2017)	143,990	151,672,305
Aeolus Property Catastrophe MY16 Keystone Fund (a)(c)(d)(e)(g) (Cost: $2,563,707; Original Acquisition Date: 06/14/2016)	2,564	2,892,815
Aeolus Property Catastrophe MY17 Keystone Fund (a)(c)(d)(e)(f)(g) (Cost: $30,790,396; Original Acquisition Date: 07/06/2017)	30,790	21,657,404
Aeolus Property Catastrophe MY18 Keystone Fund (a)(c)(e)(f)(g) (Cost: $53,658,039; Original Acquisition Date: 05/09/2018)	53,658	54,628,628

TOTAL PRIVATE PLACEMENTS (Cost $317,196,818)		306,143,382

LIMITED LIABILITY PARTNERSHIP - 0.1%
Operating Companies - 0.1%
Point Dume LLP (e)(g)		7,177,145

TOTAL LIMITED LIABILITY PARTNERSHIP (Cost $1,333,901)		7,177,145

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 1.1%
Money Market Fund - 1.1%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 1.80% (l)	13,623,958	$13,623,958
First American Government Obligations Fund - Class Z - 1.81% (l)	13,674,953	13,674,953
First American Treasury Obligations Fund - Class Z - 1.79% (l)	13,674,952	13,674,952
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 1.81% (l)	13,674,952	13,674,952
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 1.79% (l)	13,674,952	13,674,952

TOTAL SHORT-TERM INVESTMENTS (Cost $68,323,767)		68,323,767

TOTAL INVESTMENTS (Cost $6,148,309,728) - 97.3%		5,907,335,492

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.7%		162,424,323

TOTAL NET ASSETS - 100.0%		$6,069,759,815

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)	Foreign issued security. Total foreign securities by country of domicile are $5,831,834,580. Foreign exposure is as follows: Bermuda: 93.5%, Cayman Islands: 1.4%, Ireland: 1.0%, Supranational: 0.2%.
(b)

Variable rate security. Reference rates as of July 31, 2018 are as follows: 3 Month LIBOR 2.35%, 6 Month LIBOR 2.53%, T-BILL 3MO 1.86% and 3 Month EURIBOR -0.32%. Actual reference rates may vary based on the reset date of the security.

(c)	Security is restricted as to resale.
(d)

Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2018 was $936,594,255, which represented 15.4% of net assets.

(e)	Value determined using significant unobservable inputs.
(f)	Non-income producing security.
(g)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $4,394,952,027, which represents 72.4% of net assets.
(h)	Zero-coupon bond. The rate shown is the yield to maturity.
(i)	All or a portion of the security is pledged as collateral for excess mortality swap.
(j)	Security’s principal was returned in full so the fair value represents the expected future dividend receipt.
(k)	Rounds to zero.
(l)	Rate shown is the 7-day effective yield.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS SOLD	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION
FUTURES CONTRACTS SOLD
Euro Fx, September 2018 Settlement	198	$29,050,313	$244,500
Swiss Franc, September 2018 Settlement	80	10,140,000	92,310

TOTAL FUTURES CONTRACTS SOLD		$39,190,313	$336,810

Open Excess Mortality Swaps

COUNTERPARTY	REFERENCE ENTITY	BUY/SELL PROTECTION	FINANCING RATE	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	MAXIMUM POTENTIAL FUTURE PAYMENT	UPFRONT PREMIUM PAID	UNREALIZED APPRECIATION

EXCESS MORTALITY SWAP CONTRACTS
Hannover Re (a)	Custom Mortality Index	Sell	1.00%	Jan 15 2021	Quarterly	$100,000,000	$100,000,000	$—	$47,222

TOTAL EXCESS MORTALITY SWAP CONTRACTS									$47,222

(a)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. Value determined using significant unobservable inputs.

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

Notes to Consolidated Financial Statements

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Stone Ridge Reinsurance Risk Premium Interval Fund (the “Fund”) in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies.

(a) Investment Valuation and Fair Value Measurement

The Board of Trustees (“Board”) of Stone Ridge Trust II has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee comprised of employees of Stone Ridge Asset Management LLC (the “Adviser”) to which the Board has delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of the Fund under the Valuation Procedures:

With respect to pricing of insurance-linked securities (including participation notes, preference shares and private fund units)for which at least one independent market-maker or two independent brokers regularly provide firm bids, the Adviser Valuation Committee will engage an independent data delivery vendor to obtain and average firm bids from at least two independent brokers or to obtain at least one firm bid from an independent market maker to generate a price for each security and the independent data delivery vendor will provide this pricing data to the Administrator. If an independent data delivery vendor is not available or prices cannot be obtained from such a vendor, then the Adviser Valuation Committee shall obtain the bids from the independent broker(s) or market maker(s) and use them to generate a price for each security, consistent with the foregoing. If the security cannot be valued as described above, but at least one independent broker will provide a firm bid or at least one independent broker or one independent market maker will provide an indicative price, then the Adviser Valuation Committee will use the indicative price or firm bid (or the average thereof, if multiple such prices) as the price of the security; provided that the Adviser Valuation Committee determines the indicative price or firm bid represents the fair value of the security. For certain securities, an administrator or third-party manager may regularly provide net asset values that may be used to determine the price at which an investor can subscribe for or redeem an investment in that security, subject to any relevant restrictions on the timing of such subscriptions or redemptions. The Adviser Valuation Committee will generally rely upon such valuations, with any necessary adjustment to reflect relevant corporate actions (e.g., dividends paid but not yet reflected in the reported net asset value).

Short-term debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of 60 days or less, are generally valued at amortized cost which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in open-end management companies that are registered under the Investment Company Act of 1940 (the “1940 Act”), the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Equity securities (other than insurance-linked securities that are valued pursuant to the valuation methods described above) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Fund’s investments in publicly-traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

If market quotations are not readily available or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, and if the valuation of the applicable instrument is not covered by the valuation methods described above or if the valuation methods are described above, but such methods are deemed unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate. For purposes of determining the fair value of securities, the Adviser Valuation Committee may generally consider, without limitation: (i) indications or quotes from brokers, insurance companies, reinsurance companies or other third-party sources; (ii) valuations provided by a third-party pricing agent; (iii) internal models that take into consideration different factors determined to be relevant by the Adviser; or (iv) any combination of the above.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

A substantial portion of the Fund’s investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase shares or sell shares in connection with a periodic repurchase offer. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Transfers between levels are recognized at the end of the reporting period. There were transfers between level 2 and 3 during the reporting period. The transfer from level 3 to level 2 occurred because observable broker quotes became available for securities that the Adviser Valuation Committee had previously fair valued, and the transfers from level 2 to level 3 occurred because securities that were previously valued using observable transactions were fair valued using an indicative bid. The following table summarizes the inputs used to value the Fund’s investments as of July 31, 2018:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Event-Linked Bonds
Global	$—	$215,006,204	$47,208,826	$262,215,030
Japan	—	14,706,765	—	14,706,765
United States	—	320,822,435	8,013,298	328,835,733

Total Event-Linked Bonds	—	550,535,404	55,222,124	605,757,528
Participation Notes (1)	—	—	486,948,117	486,948,117
Preference Shares
Global	—	—	4,250,625,857	4,250,625,857
United States	—	—	182,359,696	182,359,696

Total Preference Shares	—	—	4,432,985,553	4,432,985,553
Private Fund Units (1)	—	—	306,143,382	306,143,382
Limited Liability Partnership (1)	—	—	7,177,145	7,177,145
Money Market Funds	68,323,767	—	—	68,323,767

Total Assets	$68,323,767	$550,535,405	$5,288,476,320	$5,907,335,492

Other Financial Instruments*
Unrealized appreciation on futures contracts	$336,810	$—	$—	$336,810
Unrealized appreciation on swap contracts	—	—	47,222	47,222

Total	$336,810	$—	$47,222	$384,032

*	Other financial instruments are derivatives, such as futures and swap contracts. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.
(1)	For further security characteristics, see the Fund’s Consolidated Schedule of Investments.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended July 31, 2018:

	Event- Linked Bonds	Participation Notes	Preference Shares	Private Fund Units	Limited Liability Partnership	Swap Contracts
Beginning Balance - November 1, 2017	$119,014,076	$405,060,652	$3,134,437,713	$209,992,690	$53,136	$47,222
Acquisitions	28,424,473	310,471,550	1,558,511,642	197,658,039	1,333,901	—
Dispositions	(20,098,340)	(191,363,388)	(143,860,623)	(65,377,092)	—	—
Realized gains	(4,149,048)	9,644,476	(23,853,948)	(30,714,061)	—	—
Return of capital	(75,080,140)	(26,974,090)	(278,842,775)	(14,593,992)	—	—
Change in unrealized appreciation/ (depreciation)	8,794,924	(19,891,083)	57,949,936	9,177,798	5,790,108	—
Transfers in/(out) of Level 3	(1,683,821)	—	128,643,608	—	—	—

Ending Balance - July 31, 2018	$55,222,124	$486,948,117	$4,432,985,553	$306,143,382	$7,177,145	$47,222

As of July 31, 2018, the change in unrealized appreciation (depreciation) on positions still held in the Fund was $826,233 for Event-Linked Bonds, $(1,808,216) for Participation Notes, $69,175,024 for Preference Shares, $9,177,798 for Private Fund Units, $5,790,108 for Limited Liability Partnerships, and $0 for Swap Contracts.

Unobservable inputs included original transaction price, losses from severe weather events, other natural and non-natural catastrophes and insurance and reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. Participation notes, preference shares, and private fund units are monitored daily for significant events that could affect the value of the instruments.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of July 31, 2018:

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 7/31/2018	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE
Event-Linked Bonds	Financial Services	$31,316,840	Insurance industry loss model	Estimated losses:	$ 0.1MM-$7.6MM	$ 2.7MM
				Estimated premiums earned:	$ 0.4MM-$8.9MM	$ 1.9MM

Participation Notes	Financial Services	$238,102,382	Insurance industry loss model	Estimated losses:	$ 0.3MM-$19.8MM	$ 5.2MM
				Estimated premiums earned:	$ 1.0MM-$29.9MM	$10.6MM

Preference Shares	Financial Services	$3,812,212,277	Insurance industry loss model	Estimated losses:	$0.0MM-$126.1MM	$23.4MM
				Estimated premiums earned:	$0.0MM-$208.9MM	$44.9MM

Private Fund Units	Financial Services	$306,143,382	Insurance industry loss model	Estimated losses:	$ 0.0MM-$54.3MM	$21.8MM
				Estimated premiums earned:	$ 9.1MM-$33.6MM	$26.6MM

The Level 3 securities listed above were fair valued by the Adviser Valuation Committee. Other Level 3 securities not listed above were fair valued by the Adviser Valuation Committee or priced using an indicative bid and have a value equal to $23,905,284 for Event-Linked Bonds, $248,845,735 for Participation Notes, $620,773,276 for Preference Shares, $0 for Private Fund Units, $7,177,145 for Limited Liability Partnership and $47,222 for Swap Contracts.

Derivative Transactions – The Fund engaged in derivatives for hedging and speculative purposes during the period ended July 31, 2018. The use of derivatives included futures and swap contracts.

Futures Contracts – The Fund may purchase and sell futures contracts and has held futures contracts during the period ended July 31, 2018. The Fund uses futures contracts to hedge interest rate and foreign exchange rate exposure. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, the Fund deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. Variation margin is settled daily. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically-settled futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The average notional amount of futures contracts during the period ended July 31, 2018, was $0 for long contracts and $47,995,019 for short contracts.

Options – The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. The Fund writes put and call options to earn premium income. The Fund did not write call or put options during the period ended July 31, 2018. With options, there is minimal counterparty credit risk to the Fund since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. OTC options are customized agreements between the parties. With OTC options, there is no clearinghouse guarantee against default, thus OTC options are subject to the risk that the counterparty will not fulfill its obligations under the contract.

As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period. As a writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale).

Options on indices (including weather indices) are similar to options on securities, except that upon exercise index options require cash payments and do not involve the actual purchase or sale of securities.

Excess Mortality Swaps – The Fund entered into excess mortality swaps in order to gain exposure to reinsurance-related risks tied to population mortality experience. In an excess mortality swap, the protection buyer pays periodic premiums in exchange for a potential payment from the seller of protection if the specified mortality index exceeds a set value during an agreed upon period. During the period ended, July 31, 2018 the average notional amount of excess mortality swaps was $100,000,000 for contracts in which the Fund sold protection and is collateralized by event-linked bonds.

The table below reflects the values of derivative assets as reflected in the Consolidated Statement of Assets and Liabilities.

	ASSET DERIVATIVES
	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Futures
Foreign exchange contracts	Net assets - Unrealized appreciation*	$336,810

Swaps
Excess mortality contracts	Unrealized appreciation on swap contracts**	47,222

Total		$384,032

*	Reflects cumulative unrealized appreciation of futures contracts as reported in the Consolidated Schedule of Investments.
**	Reflects cumulative unrealized appreciation of swap contracts as reported in the Consolidated Schedule of Investments.

Item 2. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stone Ridge Trust II

By (Signature and Title)	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date	9/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date	9/28/2018

By (Signature and Title)*	/s/ Anthony Zuco
Anthony Zuco, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer

Date	9/28/2018

*	Print the name and title of each signing officer under his or her signature.